Financial Risk Management - Additional Information (Detail) - KRW (₩)	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	₩ 515,600,000,000		₩ 718,078,000,000
Bonds	8,511,280,000,000	[1]	8,325,643,000,000
Maximum credit exposure	5,747,010,000,000		5,074,338,000,000
Amounts payable, related party transactions	298,448,000,000
Floating-rate [member]
Disclosure of detailed information about financial instruments [Line items]
Long-term borrowings	250,000,000,000
Bonds	441,000,000,000
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	₩ 500,000,000
Hypothetical increase (decrease) in interest rate	1.00%
Face value of floating rate long term payables others	₩ 921,075,000,000
Interest rate risk [member] | Long-term payables - other [member]
Disclosure of detailed information about financial instruments [Line items]
Hypothetical increase (decrease) in interest rate, effect on income before income taxes	₩ 9,211,000,000
Hypothetical increase (decrease) in interest rate	1.00%
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 324,263,000,000		295,309,000,000
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	920,977,000,000		1,055,102,000,000
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [Line items]
Maximum credit exposure	₩ 2,023,543,000,000		₩ 1,454,773,000,000

[1]	The contractual cash flow is amount that includes interest payables